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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549


                                    FORM 13F


                              FORM 13F COVER PAGE




Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment: [ ]; Amendment Number: ___

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    C & O Funds Advisor, Inc.
Address: Suite 150
         6200 The Corners Parkway
         Norcross, GA 30092
         (678) 533-7850

Form 13F File Number: 28-3468
                         -----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael B. Orkin
Title: President
Phone: (678) 533-7850

Signature, Place, and Date of Signing:

/s/ Michael B. Orkin       Norcross, Georgia      2/11/00
--------------------       ----------------       -------
    [Signature]             [City, State]         [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number            Name
28-2699                              Caldwell & Orkin, Inc.
--------------------                 ----------------------
[Repeat as necessary.]